Digital Currencies - Schedule of continuity of digital currencies (Details) $ in Thousands		12 Months Ended
	Mar. 07, 2025 USD ($)	Mar. 31, 2025 USD ($) Number_of_coins	Mar. 31, 2024 USD ($) Number_of_coins
Finite-Lived Intangible Assets [Line Items]
Digital currencies, beginning of period (Amount)		$ 161,645
Digital currencies, end of period (Amount)		181,146	$ 161,645
Bitcoin [Member]
Finite-Lived Intangible Assets [Line Items]
Digital currencies, beginning of period (Amount)		161,258	65,772
Digital currency mined (non-cash consideration) (Amount)		105,158	111,002
Digital currency sold (Amount)		(107,101)	(92,600)
Deposit on equipment (Amount)	$ (16,000)	(16,043)
Revaluation adjustment (Amount)		37,469	77,084
Digital currencies, end of period (Amount)		$ 180,741	$ 161,258
Digital currency assets, beginning of period | Number_of_coins		2,287	2,332
Digital currency mined (non-cash consideration) | Number_of_coins		1,414	3,123
Digital currency sold | Number_of_coins		(1,328)	(3,168)
Deposit on equipment | Number_of_coins		(172)
Revaluation adjustment | Number_of_coins		0	0
Digital currency assets, end of period | Number_of_coins		2,201	2,287
Ethereum Classic [Member]
Finite-Lived Intangible Assets [Line Items]
Digital currencies, beginning of period (Amount)		$ 196	$ 117
Digital currency mined (non-cash consideration) (Amount)		0	1
Digital currency sold (Amount)		(105)	0
Revaluation adjustment (Amount)		(85)	78
Digital currencies, end of period (Amount)		$ 6	$ 196
Digital currency assets, beginning of period | Number_of_coins		5,746	5,718
Digital currency mined (non-cash consideration) | Number_of_coins		0	28
Digital currency sold | Number_of_coins		(5,373)	0
Revaluation adjustment | Number_of_coins		0	0
Digital currency assets, end of period | Number_of_coins		373	5,746